Property, plant and equipment, net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, net
Depreciation expense	$ 57.4	$ 39.5
Impairment loss held for sale		3.6
California asset group
Property, plant and equipment, net
Impairment loss	0.2
Colorado asset group
Property, plant and equipment, net
Impairment loss	4.9
Amesbury Cultivation facility
Property, plant and equipment, net
Impairment loss	3.8
Cost of goods sold
Property, plant and equipment, net
Depreciation expense	41.5	29.1
Operating expenses
Property, plant and equipment, net
Depreciation expense	$ 15.9	$ 10.4